Going Concern (Details)		12 Months Ended
	Sep. 30, 2026 CNY (¥)	Jun. 30, 2026 CNY (¥) shares	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥) shares	Jun. 30, 2024 CNY (¥)	Sep. 25, 2026 $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 $ / shares
Going Concern [Line Items]
Net cash used in operating activities		¥ (26,746,765)	$ (3,941,984)	¥ (28,401,519)	¥ 7,234,032
Accumulated deficit		(168,646,240)		(139,900,813)			$ (24,855,380)
Net loss		¥ (28,745,427)	$ (4,236,552)	¥ (130,831,274)	¥ 11,209,523
Subsequent Event [Member]
Going Concern [Line Items]
Proceeds of from financing | ¥	¥ 8,600,000
Class A Ordinary Shares [Member]
Going Concern [Line Items]
Ordinary shares, authorized | shares		1,900,000,000		4,980,000,000			1,900,000,000
Ordinary shares, par value | $ / shares							$ 0.0004	$ 0.00001
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Going Concern [Line Items]
Ordinary shares, authorized | shares						12,000,000
Ordinary shares, par value | $ / shares						$ 0.8